PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,243,537	$ 315,996	¥ 2,661,321	¥ 1,372,481
Short-term investments	356,820	50,257
Prepaid expenses and other current assets	2,375,341	334,560	2,147,500
Total current assets	9,823,478	1,383,608	7,052,276
Non-current assets:
Total non-current assets	20,562,425	2,896,157	19,896,129
Total assets	30,385,903	4,279,765	26,948,405
Current liabilities:
Accrued expenses and other payables	2,783,102	391,992	2,410,479
Total current liabilities	11,437,132	1,610,886	6,332,085
Non-current liabilities:
Convertible promissory notes	1,769,946	249,292	5,859,259
Derivative liability	188,706	26,579
Total non-current liabilities	12,434,388	1,751,348	13,634,464
Total liabilities	23,871,520	3,362,234	19,966,549
Shareholders' equity:
Additional paid-in capital	17,291,312	2,435,430	15,239,926
Accumulated other comprehensive income (loss)	(14,343)	(2,020)	11,022
Accumulated deficit	(11,016,323)	(1,551,617)	(8,369,868)
Treasury stock	(326,953)	(46,050)	(349,523)
Total VNET Group, Inc. shareholders' equity	6,014,415	847,112	6,609,613
Total liabilities and shareholders' equity	30,385,903	4,279,765	26,948,405
Related Party [Member]
Current assets:
Amounts due from related parties	277,237	39,048	152,089
Current liabilities:
Amounts due to related parties	356,080	50,153	6,928
Parent Company
Current assets:
Cash and cash equivalents	30		7,661
Prepaid expenses and other current assets	192,953		99,962
Total current assets	13,545,223		12,506,876
Non-current assets:
Investments in subsidiaries			1,484,730
Total non-current assets			1,484,730
Total assets	13,545,223		13,991,606
Current liabilities:
Accrued expenses and other payables	137,826		88,225
Account payables	57		56
Convertible promissory notes	4,208,495		537,778
Total current liabilities	5,572,156		1,522,734
Non-current liabilities:
Convertible promissory notes	1,769,946		5,859,259
Derivative liability	188,706
Total non-current liabilities	1,958,652		5,859,259
Total liabilities	7,530,808		7,381,993
Shareholders' equity:
Additional paid-in capital	17,291,312		15,239,926
Accumulated other comprehensive income (loss)	(14,343)		11,022
Accumulated deficit	(10,935,708)		(8,291,872)
Treasury stock	(326,953)		(349,523)
Total VNET Group, Inc. shareholders' equity	6,014,415		6,609,613
Total liabilities and shareholders' equity	13,545,223		13,991,606
Parent Company | Affiliated Entity [Member]
Current assets:
Amounts due from related parties	13,352,240		12,399,253
Current liabilities:
Amounts due to related parties	1,225,778		896,675
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	103	14	56
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	103		56
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	4	$ 1	4
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	4		4
Class C Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares